Average Annual Total Returns - Small-Company Stock Fund	Small-Company Stock Fund 1 YR	Small-Company Stock Fund 5 YR	Small-Company Stock Fund 10 YR	Small-Company Stock Fund Returns after taxes on distributions 1 YR	Small-Company Stock Fund Returns after taxes on distributions 5 YR	Small-Company Stock Fund Returns after taxes on distributions 10 YR	Small-Company Stock Fund Returns after taxes on distributions and sale of fund shares 1 YR	Small-Company Stock Fund Returns after taxes on distributions and sale of fund shares 5 YR	Small-Company Stock Fund Returns after taxes on distributions and sale of fund shares 10 YR	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes) 1 YR	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes) 5 YR	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes) 10 YR
Total	22.08%	7.94%	9.44%	18.71%	4.97%	7.68%	15.37%	5.75%	7.41%	19.96%	13.26%	11.20%